Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Summary of Activity of Discontinued Operations

The following table summarizes the activity of discontinued operations for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Cost of services	$13	$37
Net loss	$(13)	$(37)

The following table summarizes the activity of discontinued operations for the years ended December 31, 2020 and 2019:

	Year Ending December 31,
(Amounts in 000’s)	2020	2019
Recoveries	(63)	(626)
Other expense, net	147	—
Net (loss) income	$(84)	$626